Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Average number of employees	100,757	98,589
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	24,722	23,644
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	76,035	74,945
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	26,298	25,331
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	5,470	5,025
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	20,828	20,306
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,902	13,876
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,579	4,532
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,323	9,344
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,268	9,710
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,269	2,075
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,999	7,635
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	45,917	45,431
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,581	11,205
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,336	34,226
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,372	4,241
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	823	807
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,549	3,434
Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,410	12,620
Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,173	2,911
Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,237	9,709
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,699	34,273
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,728	8,462
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,971	25,811